Taxation (Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate, Percent
Statutory Rate:	25.00%	25.00%	25.00%
Foreign Tax Effects (Percent)		11.00%	44.00%
Effect of Cross-Border Tax Laws	(0.10%)
Changes in valuation allowance for deferred tax assets	(97.10%)	(99.00%)	(1077.00%)
Research and development credits	69.40%
Tax holidays applicable to subsidiaries and consolidated VIEs	(28.10%)	(46.00%)	(335.00%)
Goodwill impairment	(7.40%)
Other	(1.20%)
Changes in Unrecognized Tax Benefits	401.90%
Research and development super-deduction		82.00%	737.00%
Other Adjustments		(15.00%)	95.00%
Withholding taxes	547.10%	(34.00%)	(331.00%)
Others	(0.50%)
Tax Rate Reconciliation Impact Percentage	895.90%	(76.00%)	(842.00%)
Income Tax Expense (Benefit), Amount
Statutory Rate:	$ (12,381)
Effect of Cross-Border Tax Laws	74
Changes in valuation allowances	48,075
Research and development credits	(34,374)
Tax holidays applicable to subsidiaries and consolidated VIEs	13,911
Goodwill impairment	3,687
Other	602
Changes in Unrecognized Tax Benefits	(199,018)
Withholding taxes	(270,917)
Others	243
Total income tax expense/(benefit) from continuing operations	$ (443,609)	$ 52,070	$ 60,420
Foreign Tax Jurisdiction, Other [Member]
Effective Income Tax Rate, Percent
Foreign Tax Effects (Percent)	(1.90%)
Income Tax Expense (Benefit), Amount
Foreign Tax Effects, Amount	$ 944
Cayman And Chinese Mainland [Member] | Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate, Percent
Foreign Tax Effects (Percent)	(10.20%)
Income Tax Expense (Benefit), Amount
Foreign Tax Effects, Amount	$ 5,051
Cayman Other [Member] | Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate, Percent
Foreign Tax Effects (Percent)	(1.30%)
Income Tax Expense (Benefit), Amount
Foreign Tax Effects, Amount	$ 631
Hong Kong And Chinese Mainland [Member] | Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate, Percent
Foreign Tax Effects (Percent)	0.20%
Income Tax Expense (Benefit), Amount
Foreign Tax Effects, Amount	$ (103)
Hong Kong [Member] | Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate, Percent
Changes in valuation allowance for deferred tax assets	1.50%
Income Tax Expense (Benefit), Amount
Changes in valuation allowances	$ (736)
BVI And Chinese Mainland [Member] | Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate, Percent
Foreign Tax Effects (Percent)	(1.40%)
Income Tax Expense (Benefit), Amount
Foreign Tax Effects, Amount	$ 702